Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
BORROWINGS
13.	BORROWINGS

	As of December 31,
	2024	2023
Short-term bank borrowing	$-	$140,902
Current portion of long-term bank borrowings	44,232	196,339
Long-term bank borrowings	-	44,410
Total borrowings*	$44,232	$381,651

The Company maintains borrowings with two financial institutions. The borrowings are used for working capital purposes to support its business operations in Thailand. For the year ended December 31, 2024, the Company had one bank loan, the annual interest rate on this borrowing is 4.69%, with a maturity date of April 7, 2025. For the year ended December 31, 2023, the Company had two bank loans with interest at the rates of 4.69% and 3.77% with maturity dates of April 7, 2025 and September 25, 2024, respectively. For the years ended December 31, 2024, 2023 and 2022, interest expense recorded for the bank borrowings was $10,776, $60,131 and $68,010, respectively.

As of December 31, 2024, the Company has no unused bank overdraft availability and no unused trust receipts availability. As of December 31, 2023 and 2022, the Company had unused bank overdraft availability of approximately $292,000 and $289,000.

*	Prior to entering into a loan conversion agreement with WK Venture Success Limited on September 28, 2023 to discharge the entire loan amount and accrued unpaid interest, for the year ended December 31, 2024, 2023 and 2022, interest expense recorded for the third-party borrowing was $nil, $230,849 and $616,116 with interest rate at 4%.